Loss Before Income Tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - USD ($)	3 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 804,000	$ 818,000
Income Statement Functional Expense Categories
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	803,798	817,558
Income Statement Functional Expense Categories | Research and Development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	319,681	527,855
Income Statement Functional Expense Categories | Manufacturing and Commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	53,579	64,607
Income Statement Functional Expense Categories | Management and Administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 430,538	$ 225,096